Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net (Loss) Income	$ (12,632,115)	$ (25,257,696)	$ 687,888
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Allowance for doubtful accounts	8,330,357	2,795,662	1,307,518
Impairment loss	5,200,000	1,109,194
Depreciation and amortization	399,873	2,140,976	310,343
Non-cash lease expenses	50,881	120,261	84,552
Loss from equity method investments	31,208
Deferred tax expense (benefit)		440,832	(334,045)
Gain on disposal of subsidiaries	(1,242,400)
Gain on disposal of property and equipment			(1,237)
Changes in assets and liabilities:
Accounts receivable	(15,051,073)	2,034,125	(3,001,954)
Advances to suppliers	(5,877,685)	148,432	(7,542,591)
Prepaid expenses and other current assets	(905,077)	8,334,953	1,533,471
Digital assets	(740,586)
Other non-current assets	(195,684)	36,432	(2,061,939)
Accounts payable	11,434,763	1,881,259	(898,452)
Contract liability	2,919,807	363,871	(1,599,990)
Taxes payable	(243,369)		295,333
Accrued liabilities and other payables	3,425,010	(13,439)	156,840
Due to a related party			(225,000)
Operating lease liability	(60,756)	(97,343)	(86,933)
Net cash used in operating activities	(5,156,846)	(5,962,481)	(11,376,196)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(16,794)	(623,280)	(82,733)
Prepayment for intangible items			(7,988,850)
Advances paid for brand authorization		(4,600,000)
Investments in film, net	(535,834)	(885,824)
Cash disposed on disposal of subsidiaries	(4,791)
Proceeds from related party on disposal of subsidiary	13,841
Repayments from related party	13,329
Lending to related party	(98,273)	(13,849)
Investment of equity method investments	(44,292)	(43,143)	(720,000)
Net cash used in investing activities	(672,814)	(6,166,096)	(8,791,583)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	4,318,459	4,141,736	3,433,810
Repayments of short-term bank loans	(4,027,793)	(3,307,636)	(4,956,629)
Proceeds from long-term bank loans	2,090,023		(245,791)
Repayments of long-term bank loans	(1,307,303)	(345,145)
Contribution from shareholders	4,290,000	338,132	33,630,162
Repayments of related party loan		(143,810)
Payment for offering costs	(1,989,777)		1,197,380
Net cash provided by financing activities	3,373,609	683,277	33,058,932
Effect of exchange rate changes	(64,695)	(199,423)	184,902
Net (decrease) increase in cash	(2,520,746)	(11,644,723)	13,076,055
Cash at beginning of year	2,751,309	14,396,032	1,319,977
Cash at end of year	230,563	2,751,309	14,396,032
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	204,001	389,732	398,370
Interest expenses paid	241,604	226,296	56,733
Payment for R&D services received in the current period, funded through a prior period deposit designated as an investment.		7,988,018
Proceeds on disposal of a subsidiary not received by a related party	$ 261,114